Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.7%
U.S. Treasury Bonds
3.000%, 8/15/48	$10,430	$13,694
2.000%, 2/15/50	2,045	2,216
1.375%, 8/15/50	12,745	11,909
U.S. Treasury Notes
2.250%, 3/31/21	2,845	2,859
0.125%, 5/31/22	1,030	1,030
0.250%, 11/15/23	4,645	4,658
0.250%, 5/31/25	1,610	1,607
2.875%, 8/15/28	1,225	1,422
1.500%, 2/15/30	4,150	4,388
0.625%, 8/15/30	1,075	1,047
Total U.S. Government Securities (Identified Cost $41,385)		44,830

Municipal Bonds—0.6%
California—0.3%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	520
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	2,306
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	431
		3,257

Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	581
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	74
Texas—0.1%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	542
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	197
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	585	599
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	202
		1,540

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	691
Total Municipal Bonds (Identified Cost $5,515)		6,143

Foreign Government Securities—0.6%
Emirate of Dubai RegS 5.250%, 1/30/43(1)	540	634
	Par Value	Value

Foreign Government Securities—continued
Federative Republic of Brazil 3.875%, 6/12/30	$590	$622
Kingdom of Saudi Arabia 144A 3.250%, 10/22/30(2)	485	535
Republic of South Africa 4.850%, 9/27/27	620	670
Republic of Turkey 7.375%, 2/5/25	825	919
Republic of Venezuela
9.375%, 1/13/34(3)	130	12
RegS 8.250%, 10/13/24(1)(3)	40	4
RegS 7.650%, 4/21/25(1)(3)	320	29
State of Qatar 144A 4.400%, 4/16/50(2)	615	801
Sultanate of Oman 144A 7.375%, 10/28/32(2)	580	641
United Mexican States 2.659%, 5/24/31	645	660
Total Foreign Government Securities (Identified Cost $5,738)		5,527

Mortgage-Backed Securities—7.6%
Agency—0.6%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	79	92
Pool #A62213 6.000%, 6/1/37	128	152
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	21	26
Pool #735061 6.000%, 11/1/34	167	200
Pool #880117 5.500%, 4/1/36	4	4
Pool #938574 5.500%, 9/1/36	96	113
Pool #310041 6.500%, 5/1/37	148	178
Pool #909092 6.000%, 9/1/37	8	9
Pool #972569 5.000%, 3/1/38	101	113
Pool #909175 5.500%, 4/1/38	89	104
Pool #929625 5.500%, 6/1/38	93	109
Pool #909220 6.000%, 8/1/38	63	74
Pool #CA4128 3.000%, 9/1/49	616	646
Pool #CA4978 3.000%, 1/1/50	624	656
Pool #MA3905 3.000%, 1/1/50	2,930	3,071
		5,547

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—7.0%
Ajax Mortgage Loan Trust
2017-B, A 144A 3.163%, 9/25/56(2)(4)	$504	$505
2019-D, A1 144A 2.956%, 9/25/65(2)(4)	709	718
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(2)	1,050	1,138
2015-SFR1, A 144A 3.467%, 4/17/52(2)	964	1,035
2015-SFR2, C 144A 4.691%, 10/17/52(2)	335	369
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	530	539
2020-SFR2, C 144A 2.533%, 7/17/37(2)	400	410
2020-SFR2, D 144A 3.282%, 7/17/37(2)	100	104
Angel Oak Commercial Mortgage Trust 2020-SBC1, A1 144A 1.932%, 5/25/50(2)(4)	1,089	1,090
Angel Oak Mortgage Trust LLC
2019-3, A1 144A 2.930%, 5/25/59(2)(4)	327	332
2020-4, A1 144A 1.469%, 6/25/65(2)(4)	1,550	1,557
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(2)(4)	2,215	2,248
2019-1, A1 144A 3.805%, 1/25/49(2)(4)	165	170
2019-2, A1 144A 3.347%, 4/25/49(2)(4)	2,528	2,605
Banc of America Funding Trust
2004-B, 2A1 2.673%, 11/20/34(4)	60	64
2005-1, 1A1 5.500%, 2/25/35	151	157
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	64	66
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(2)	510	537
2017-SPL5, B1 144A 4.000%, 6/28/57(2)(4)	100	108
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(4)	245	258
BX Commercial Mortgage Trust 2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.409%, 12/15/36(2)(4)	455	449
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(2)(4)	1,379	1,434
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	406	413
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.377%, 5/25/34(4)	153	152
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.079%, 12/15/36(2)(4)	675	675
	Par Value	Value

Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(2)(4)	$16	$17
2018-RP1, A1 144A 3.000%, 9/25/64(2)(4)	789	834
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(2)(4)	399	403
COLT Trust 2020-RPL1, A1 144A 1.390%, 1/25/65(2)(4)	209	210
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(2)	490	484
CoreVest American Finance Trust
2020-4, A 144A 1.174%, 12/15/52(2)	620	621
2018-2, A 144A 4.026%, 11/15/52(2)	536	577
2019-3, C 144A 3.265%, 10/15/52(2)	295	303
2020-1, A1 144A 1.832%, 3/15/50(2)	575	584
2020-3, A 144A 1.358%, 8/15/53(2)	434	438
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.139%, 5/15/36(2)(4)	530	531
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.783%, 4/25/44(2)(4)	22	23
2020-RPL4, A1 144A 2.000%, 1/25/60(2)	506	520
2020-NQM1, A1 144A 1.208%, 5/25/65(2)(4)	285	286
CSMC Trust 2017-RPL1, A1 144A 2.750%, 7/25/57(2)(4)	731	769
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(2)(4)	16	16
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(4)	134	137
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.303%, 3/15/35(2)(4)	491	485
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(2)	645	640
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(2)(4)	337	344
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(2)(4)	85	86
2018-1, A23 144A 3.500%, 11/25/57(2)(4)	104	107
2018-2, A41 144A 4.500%, 10/25/58(2)(4)	222	226
2019-H1, A1 144A 2.657%, 10/25/59(2)(4)	159	162
2020-H1, A1 144A 2.310%, 1/25/60(2)(4)	580	591
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(2)(4)	214	218
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	565	630

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(2)	$500	$501
Home Partners of America Trust 2020-2, A 144A 1.532%, 1/17/41(2)	621	612
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(2)(4)	61	61
2018-2, A1 144A 3.985%, 11/25/58(2)(4)	2,757	2,827
2019-1, A1 144A 3.454%, 1/25/59(2)(4)	298	301
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	101	105
JPMorgan Chase Commercial Mortgage Securities Trust 2011-C4, A4 144A 4.388%, 7/15/46(2)	34	35
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(2)(4)	45	46
2014-1, 2A12 144A 3.500%, 1/25/44(2)(4)	48	49
2016-SH1, M2 144A 3.750%, 4/25/45(2)(4)	223	227
2016-SH2, M2 144A 3.750%, 12/25/45(2)(4)	411	428
2017-1, A2 144A 3.500%, 1/25/47(2)(4)	317	324
2017-3, 2A2 144A 2.500%, 8/25/47(2)(4)	114	117
2017-5, A1 144A 3.128%, 10/26/48(2)(4)	408	418
2017-4, A3 144A 3.500%, 11/25/48(2)(4)	953	970
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.959%, 5/15/36(2)(4)	565	565
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(2)(4)	670	678
MASTR Alternative Loan Trust 2005-2, 2A1 6.000%, 1/25/35	51	55
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.348%, 6/25/52(2)(4)	340	340
MetLife Securitization Trust
2017-1A, M1 144A 3.480%, 4/25/55(2)(4)	100	107
2019-1A, A1A 144A 3.750%, 4/25/58(2)(4)	453	486
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(4)	395	430
2019-1, M2 144A 3.500%, 10/25/69(2)(4)	509	555
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	275	295
2015-C22, AS 3.561%, 4/15/48	835	900
New Residential Mortgage Loan Trust
2019-NQM1, A1 144A 3.675%, 1/25/49(2)(4)	2,165	2,177
	Par Value	Value

Non-Agency—continued
2014-1A, A 144A 3.750%, 1/25/54(2)(4)	$275	$292
2015-2A, A1 144A 3.750%, 8/25/55(2)(4)	178	190
2016-1A, A1 144A 3.750%, 3/25/56(2)(4)	88	93
2016-4A, A1 144A 3.750%, 11/25/56(2)(4)	63	67
2016-4A, B1A 144A 4.500%, 11/25/56(2)(4)	381	424
2017-2A, A3 144A 4.000%, 3/25/57(2)(4)	137	148
2019-NQM4, A1 144A 2.492%, 9/25/59(2)(4)	223	227
2020-1A, A1B 144A 3.500%, 10/25/59(2)(4)	456	487
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.873%, 3/25/35(4)	124	124
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(2)(4)	276	288
2018-EXP2, 1A1 144A 4.000%, 7/25/58(2)(4)	395	401
Preston Ridge Partners Mortgage LLC
2020-1A, A1 144A 2.981%, 2/25/25(2)(4)	609	610
2020-2, A1 144A 3.671%, 8/25/25(2)(4)	199	201
2020-3, A1 144A 2.857%, 9/25/25(2)(4)	1,120	1,129
2020-6, A1 144A 2.363%, 11/25/25(2)(4)	1,162	1,163
Pretium Mortgage Credit Partners I LLC 2020-NPL3, A1 144A 3.105%, 6/27/60(2)(4)	644	646
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(2)	980	982
2018-SFR2, B 144A 3.841%, 8/17/35(2)	475	481
2019-SFR2, A 144A 3.147%, 5/17/36(2)	387	400
2019-SFR3, B 144A 2.571%, 9/17/36(2)	460	468
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(4)	686	698
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(4)	914	939
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(2)(4)	569	570
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(2)(4)	449	457
SBA Tower Trust 144A 1.884%, 1/15/26(2)	530	545
Sequoia Mortgage Trust 2013-8, B1 3.512%, 6/25/43(4)	167	172
Starwood Mortgage Residential Trust
2019-IMC1, A1 144A 3.468%, 2/25/49(2)(4)	423	426
2020-2, A1 144A 2.718%, 4/25/60(2)(4)	567	578

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-3, A1 144A 1.486%, 4/25/65(2)(4)	$434	$437
Towd Point Mortgage Trust
2015-3, A1B 144A 3.000%, 3/25/54(2)(4)	11	11
2016-1, M1 144A 3.500%, 2/25/55(2)(4)	160	169
2015-5, A2 144A 3.500%, 5/25/55(2)(4)	580	600
2016-3, M1 144A 3.500%, 4/25/56(2)(4)	1,080	1,146
2017-4, A2 144A 3.000%, 6/25/57(2)(4)	670	722
2017-6, A2 144A 3.000%, 10/25/57(2)(4)	585	623
2018-6, A1B 144A 3.750%, 3/25/58(2)(4)	420	464
2018-6, A2 144A 3.750%, 3/25/58(2)(4)	1,270	1,418
2018-SJ1, A1 144A 4.000%, 10/25/58(2)(4)	59	59
2019-1, A1 144A 3.750%, 3/25/58(2)(4)	688	740
2019-2, A2 144A 3.750%, 12/25/58(2)(4)	500	552
2015-2, 1M1 144A 3.250%, 11/25/60(2)(4)	585	605
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.048%, 4/25/48(2)(4)	607	607
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	435	452
2020-SFR2, D 144A 2.281%, 11/17/39(2)	640	631
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(2)(4)	510	462
VCAT LLC
2019-NPL2, A1 144A 3.573%, 11/25/49(2)(4)	260	260
2020-NPL1, A1 144A 3.671%, 8/25/50(2)(4)	201	203
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(2)(4)	289	290
2019-NPL7, A1A 144A 3.179%, 10/25/49(2)(4)	264	264
2020-NPL2, A1A 144A 2.981%, 2/25/50(2)(4)	304	304
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(2)(4)	464	466
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(2)(4)	580	605
2018-3, A1 144A 4.108%, 10/25/58(2)(4)	195	200
2019-INV2, A1 144A 2.913%, 7/25/59(2)(4)	396	407
2019-INV1, A1 144A 3.402%, 12/25/59(2)(4)	249	251
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(2)	453	454
	Par Value	Value

Non-Agency—continued
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	$265	$272
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(4)	279	288
		68,152

Total Mortgage-Backed Securities (Identified Cost $72,292)		73,699

Asset-Backed Securities—3.2%
Auto Floor Plan—0.0%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(2)	145	146
Automobiles—2.1%
ACC Trust 2019-1, A 144A 3.750%, 5/20/22(2)	106	106
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(2)	452	457
2019-2, C 144A 3.170%, 6/12/25(2)	565	575
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,250
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(2)	900	905
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(2)	430	435
2017-1, D 144A 3.150%, 2/20/25(2)	135	137
Carvana Auto Receivables Trust
2019-1A, E 144A 5.640%, 1/15/26(2)	1,010	1,078
2019-3A, D 144A 3.040%, 4/15/25(2)	575	594
2020-P1, B 0.920%, 11/9/26	775	778
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(2)	545	555
CPS Auto Receivables Trust
2020-B, C 144A 3.300%, 4/15/26(2)	600	624
2020-C, C 144A 1.710%, 8/17/26(2)	540	548
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(2)	540	547
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	580	593
DT Auto Owner Trust 2019-2A, B 144A 2.990%, 4/17/23(2)	565	570
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(2)	160	167
2019-1A, D 144A 4.130%, 12/16/24(2)	155	162
2019-2A, C 144A 3.300%, 3/15/24(2)	570	582

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2019-4A, C 144A 2.440%, 9/16/24(2)	$690	$704
First Investors Auto Owner Trust 2016-2A, C 144A 2.530%, 7/15/22(2)	87	87
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(2)	540	553
2020-4, C 144A 1.280%, 2/16/27(2)	965	973
Foursight Capital Automobile Receivables Trust 2019-1, E 144A 4.300%, 9/15/25(2)	745	774
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(2)	745	776
2020-4A, C 144A 1.140%, 11/17/25(2)	930	933
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(2)	73	74
2018-1A, B 144A 3.520%, 8/15/23(2)	155	157
2018-3A, C 144A 4.180%, 7/15/24(2)	640	666
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(2)	143	143
2019-1A, A 144A 3.710%, 3/25/23(2)	128	128
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(2)	355	363
Santander Drive Auto Receivables Trust 2020-4, C 1.010%, 1/15/26	1,390	1,396
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(2)	575	589
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(2)	565	575
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(2)	585	590
		20,144

Credit Card—0.2%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(2)	645	652
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(2)	625	629
Genesis Sales Finance Master Trust 2020-AA, A 144A 1.650%, 9/22/25(2)	775	775
		2,056

Other—0.9%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(2)	53	55
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	539	550
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(2)	444	444
	Par Value	Value

Other—continued
Consumer Loan Underlying Bond Credit Trust 2019-P1, B 144A 3.280%, 7/15/26(2)	$695	$703
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(2)	105	107
Foundation Finance Trust 2017-1A, A 144A 3.300%, 7/15/33(2)	816	832
FREED ABS Trust 2020-3FP, A 144A 2.400%, 9/20/27(2)	339	340
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(2)	570	609
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(2)	160	164
MVW LLC
2019-2A, A 144A 2.220%, 10/20/38(2)	515	529
2020-1A, A 144A 1.740%, 10/20/37(2)	390	399
MVW Owner Trust 2016-1A, A 144A 2.250%, 12/20/33(2)	119	120
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(2)	298	299
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(2)	265	268
2020-1A, A 144A 1.710%, 2/20/25(2)	594	596
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(2)	470	475
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(2)	409	424
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(2)	130	131
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(2)	161	161
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	363	379
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(2)	737	753
		8,338

Total Asset-Backed Securities (Identified Cost $30,222)		30,684

Corporate Bonds and Notes—11.9%
Communication Services—0.7%
ANGI Group LLC 144A 3.875%, 8/15/28(2)	215	219
Cable Onda S.A. 144A 4.500%, 1/30/30(2)	460	507
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(2)	470	503
Diamond Sports Group LLC
144A 5.375%, 8/15/26(2)	255	207
144A 6.625%, 8/15/27(2)	140	85
DISH DBS Corp.
5.000%, 3/15/23	300	310
7.750%, 7/1/26	60	67
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(2)	650	668

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(2)	$80	$82
Meredith Corp. 6.875%, 2/1/26	330	322
Radiate Holdco LLC 144A 4.500%, 9/15/26(2)	150	155
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(2)	600	650
Telesat Canada 144A 6.500%, 10/15/27(2)	305	319
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(2)	785	894
T-Mobile USA, Inc. 144A 3.875%, 4/15/30(2)	865	1,001
TripAdvisor, Inc. 144A 7.000%, 7/15/25(2)	305	329
Virgin Media Finance plc 144A 5.000%, 7/15/30(2)	620	643
		6,961

Consumer Discretionary—1.1%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	445	468
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(2)	590	611
Aramark Services, Inc. 144A 6.375%, 5/1/25(2)	290	310
Block Financial LLC 3.875%, 8/15/30	735	794
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(2)	145	154
Dana, Inc. 5.375%, 11/15/27	575	609
FirstCash, Inc. 144A 4.625%, 9/1/28(2)	180	186
Ford Motor Co. 9.000%, 4/22/25	652	801
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(2)	385	362
General Motors Co. 6.800%, 10/1/27	495	636
General Motors Financial Co., Inc. 3.450%, 4/10/22	100	103
Hanesbrands, Inc. 144A 5.375%, 5/15/25(2)	560	592
Lear Corp. 3.800%, 9/15/27	775	869
M/I Homes, Inc. 4.950%, 2/1/28	435	460
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	335	340
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(2)	605	682
PulteGroup, Inc. 6.375%, 5/15/33	280	384
QVC, Inc. 4.375%, 3/15/23	440	462
Scientific Games International, Inc.
144A 5.000%, 10/15/25(2)	370	382
144A 8.250%, 3/15/26(2)	210	226
144A 7.000%, 5/15/28(2)	80	86
	Par Value	Value

Consumer Discretionary—continued
Under Armour, Inc. 3.250%, 6/15/26	$340	$342
VF Corp. 2.400%, 4/23/25	305	325
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	595	622
		10,806

Consumer Staples—0.4%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(2)	310	315
144A 4.625%, 1/15/27(2)	455	484
144A 3.500%, 3/15/29(2)	60	61
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	670	789
4.750%, 1/23/29	130	160
Bacardi Ltd. 144A 4.700%, 5/15/28(2)	520	617
BAT Capital Corp. 4.906%, 4/2/30	705	851
Conagra Brands, Inc. 4.300%, 5/1/24	837	937
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(2)	5	5
		4,219

Energy—0.9%
Aker BP ASA 144A 2.875%, 1/15/26(2)	770	786
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(2)	460	391
Boardwalk Pipelines LP 4.950%, 12/15/24	550	614
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(2)	235	247
CrownRock LP 144A 5.625%, 10/15/25(2)	345	352
EQM Midstream Partners LP
144A 6.000%, 7/1/25(2)	55	60
144A 6.500%, 7/1/27(2)	65	73
HollyFrontier Corp. 5.875%, 4/1/26	630	703
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	885	1,261
Occidental Petroleum Corp. 5.500%, 12/1/25	15	16
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (2)(5)	25	—(6)
Parsley Energy LLC 144A 4.125%, 2/15/28(2)	330	350
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	350	320
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	980	1,328
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	255	9
Petroleos Mexicanos 7.690%, 1/23/50	560	565
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	530	608

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	$425	$447
4.200%, 3/15/28	210	241
Targa Resources Partners LP 5.875%, 4/15/26	430	456
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(2)	106	88
		8,915

Financials—3.8%
AerCap Ireland Capital DAC 3.650%, 7/21/27	720	784
Allstate Corp. (The) Series B 5.750%, 8/15/53	565	605
Ares Finance Co. LLC 144A 4.000%, 10/8/24(2)	855	918
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	349	356
Athene Global Funding 144A 2.450%, 8/20/27(2)	775	803
Bank of America Corp.
3.004%, 12/20/23	885	932
4.200%, 8/26/24	1,307	1,466
(3 month LIBOR + 0.770%) 0.995%, 2/5/26(4)	640	644
Bank of Montreal 3.803%, 12/15/32	976	1,106
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	710	783
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	540	582
Brighthouse Financial, Inc.
3.700%, 6/22/27	111	121
5.625%, 5/15/30	503	621
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	570	611
Brookfield Finance, Inc. 4.250%, 6/2/26	1,045	1,215
Capital One Financial Corp.
4.200%, 10/29/25	300	342
3.750%, 7/28/26	765	867
Charles Schwab Corp. (The) Series H 4.000% (5)	775	816
Citadel LP 144A 4.875%, 1/15/27(2)	565	616
Citigroup, Inc.
4.050%, 7/30/22	500	529
3.200%, 10/21/26	525	587
(3 month LIBOR + 1.250%) 1.488%, 7/1/26(4)	1,200	1,220
Discover Bank 4.682%, 8/9/28	1,435	1,525
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(2)	250	252
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	705	789
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 1.391%, 5/15/26(4)	685	698
ICAHN Enterprises LP 6.250%, 5/15/26	710	752
	Par Value	Value

Financials—continued
Jefferies Financial Group, Inc. 5.500%, 10/18/23	$415	$457
Jefferies Group LLC
5.125%, 1/20/23	123	134
4.850%, 1/15/27	340	398
JPMorgan Chase & Co. 2.956%, 5/13/31	1,410	1,546
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	345	339
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(2)	273	297
144A 4.569%, 2/1/29(2)	627	770
MetLife, Inc. Series G 3.850% (5)	695	733
Morgan Stanley
3.125%, 7/27/26	1,230	1,377
6.375%, 7/24/42	580	946
OneMain Finance Corp.
6.875%, 3/15/25	330	383
7.125%, 3/15/26	135	160
Prudential Financial, Inc.
5.875%, 9/15/42	285	306
5.625%, 6/15/43	840	901
Santander Holdings USA, Inc.
3.700%, 3/28/22	359	371
4.400%, 7/13/27	340	388
Societe Generale S.A. 144A 4.750%, 11/24/25(2)	535	606
Synovus Financial Corp. 5.900%, 2/7/29	300	323
Toronto-Dominion Bank (The) 3.625%, 9/15/31	815	923
Trinity Acquisition plc 4.400%, 3/15/26	270	315
UBS AG 7.625%, 8/17/22	1,430	1,583
Voya Financial, Inc. 5.650%, 5/15/53	575	609
Wells Fargo & Co.
2.393%, 6/2/28	1,310	1,394
Series S 5.900%(5)	570	605
Zions Bancorp NA 3.250%, 10/29/29	405	426
		36,830

Health Care—0.7%
AdaptHealth LLC 144A 4.625%, 8/1/29(2)	45	46
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	22	22
Anthem, Inc. 2.875%, 9/15/29	565	628
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(2)	200	215
Centene Corp. 4.625%, 12/15/29	220	244
DaVita, Inc. 144A 3.750%, 2/15/31(2)	355	361
HCA, Inc. 5.250%, 6/15/49	415	547

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Jaguar Holding Co. II 144A 5.000%, 6/15/28(2)	$285	$304
Legacy LifePoint Health LLC 144A 4.375%, 2/15/27(2)	305	310
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(2)	215	233
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	570	645
Royalty Pharma plc 144A 2.200%, 9/2/30(2)	617	633
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(2)	15	15
Syneos Health, Inc. 144A 3.625%, 1/15/29(2)	80	80
Tenet Healthcare Corp.
144A 5.125%, 11/1/27(2)	352	373
144A 7.500%, 4/1/25(2)	50	55
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	515	495
Universal Health Services, Inc. 144A 2.650%, 10/15/30(2)	790	820
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	670	766
		6,792

Industrials—1.1%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	905	956
Aviation Capital Group LLC 144A 3.500%, 11/1/27(2)	560	561
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(2)	565	612
Boeing Co. (The)
5.150%, 5/1/30	415	502
3.750%, 2/1/50	240	252
5.930%, 5/1/60	566	801
Flowserve Corp. 3.500%, 10/1/30	980	1,046
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(2)	35	37
GFL Environmental, Inc. 144A 3.750%, 8/1/25(2)	460	469
Hillenbrand, Inc. 5.000%, 9/15/26	695	779
Howmet Aerospace, Inc. 6.875%, 5/1/25	600	708
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(2)	440	650
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(2)	630	634
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(2)	595	628
Standard Industries, Inc. 144A 4.375%, 7/15/30(2)	490	524
Stanley Black & Decker, Inc. 4.000%, 3/15/60	579	617
TransDigm, Inc. 5.500%, 11/15/27	450	473
		10,249

	Par Value	Value

Information Technology—1.0%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(2)	$15	$16
Broadcom, Inc. 4.150%, 11/15/30	750	867
Citrix Systems, Inc. 3.300%, 3/1/30	1,155	1,275
Dell International LLC 144A 8.100%, 7/15/36(2)	330	487
Flex Ltd. 3.750%, 2/1/26	555	621
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	795	931
HP, Inc. 3.400%, 6/17/30	985	1,096
Leidos, Inc. 144A 2.300%, 2/15/31(2)	920	937
Microchip Technology, Inc. 144A 4.250%, 9/1/25(2)	580	613
Motorola Solutions, Inc.
4.600%, 2/23/28	520	627
4.600%, 5/23/29	265	317
NCR Corp. 144A 5.250%, 10/1/30(2)	45	48
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	580	615
Seagate HDD Cayman 144A 3.375%, 7/15/31(2)	315	317
VMware, Inc.
3.900%, 8/21/27	333	375
4.700%, 5/15/30	345	415
Xerox Holdings Corp. 144A 5.500%, 8/15/28(2)	455	483
		10,040

Materials—0.8%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(2)	610	637
Avient Corp. 144A 5.750%, 5/15/25(2)	565	600
Celanese US Holdings LLC 3.500%, 5/8/24	695	753
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	570	616
Glencore Funding LLC 144A 1.625%, 9/1/25(2)	765	787
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(2)	870	974
Kraton Polymers LLC 144A 4.250%, 12/15/25(2)	75	77
Novelis Corp. 144A 4.750%, 1/30/30(2)	295	318
Nutrition & Biosciences, Inc. 144A 2.300%, 11/1/30(2)	635	654
Olin Corp. 5.625%, 8/1/29	630	684
Syngenta Finance N.V. 144A 4.441%, 4/24/23(2)	200	210

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
Teck Resources Ltd. 6.125%, 10/1/35	$660	$850
		7,160

Real Estate—0.8%
Corporate Office Properties LP 3.600%, 5/15/23	855	905
EPR Properties 4.750%, 12/15/26	865	874
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(2)	460	471
GLP Capital LP 5.750%, 6/1/28	655	776
Iron Mountain, Inc. 144A 4.875%, 9/15/29(2)	595	628
iStar, Inc. 4.250%, 8/1/25	445	439
MPT Operating Partnership LP
5.000%, 10/15/27	240	255
4.625%, 8/1/29	140	151
3.500%, 3/15/31	525	542
Office Properties Income Trust 4.500%, 2/1/25	855	906
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	508
Service Properties Trust 4.950%, 2/15/27	640	643
Spirit Realty LP 3.200%, 2/15/31	790	839
		7,937

Utilities—0.6%
American Electric Power Co., Inc. 2.300%, 3/1/30	830	866
CenterPoint Energy, Inc. 3.850%, 2/1/24	285	312
DPL, Inc. 4.350%, 4/15/29	402	451
Edison International 4.125%, 3/15/28	725	808
Exelon Corp. 3.497%, 6/1/22	435	453
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(2)	210	232
Southern Power Co. 4.150%, 12/1/25	585	671
Talen Energy Supply LLC 144A 6.625%, 1/15/28(2)	310	324
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(2)	330	371
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(2)	695	788
		5,276

Total Corporate Bonds and Notes (Identified Cost $107,828)		115,185

	Par Value	Value

Leveraged Loans(4)—1.9%
Aerospace—0.2%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.500%, 1/18/27	$347	$347
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27	600	623
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.397%, 5/30/25	678	664
		1,634

Chemicals—0.1%
Gemini HDPE LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 12/11/27(7)	180	178
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.147%, 4/1/24	258	255
Starfruit Finco B.V. (3 month LIBOR + 3.000%) 3.153%, 10/1/25	633	626
		1,059

Consumer Durables—0.0%
CP Atlas Buyer, Inc.
Tranche B-1 (3 month LIBOR + 4.500%) 5.250%, 11/23/27	116	116
Tranche B-2 (3 month LIBOR + 4.500%) 5.250%, 11/23/27	39	39
Weber-Stephen Products LLC Tranche B (1 month LIBOR + 3.250%) 4.000%, 10/30/27	310	310
		465

Energy—0.0%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 12/10/27(7)	75	75
Buckeye Partners LP (1 month LIBOR + 2.750%) 2.897%, 11/1/26	104	104
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24	260	257
		436

Financial—0.1%
Avolon TLB Borrower 1 US LLC Tranche B-5 (1 month LIBOR + 2.500%) 3.250%, 12/1/27	310	310
Financial & Risk US Holdings, Inc. (1 month LIBOR + 3.250%) 3.397%, 10/1/25	628	627
		937

Food / Tobacco—0.0%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.895%, 1/15/27	99	98

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.897%, 3/31/25	$181	$177
		275

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Y (1 month LIBOR + 2.000%) 2.149%, 7/1/26	625	621
Spectrum Holdings III Corp. First Lien (6 month LIBOR + 3.250%) 4.250%, 1/31/25	40	38
		659

Gaming / Leisure—0.2%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	289	290
Boyd Gaming Corp. Tranche B (weekly LIBOR + 2.250%) 0.000%, 9/15/23(7)	635	629
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.647%, 2/12/27	277	264
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.897%, 7/8/24	291	287
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	163	160
		1,630

Healthcare—0.2%
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	82	82
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.898%, 11/27/25	105	104
(1 month LIBOR + 3.000%) 3.148%, 6/2/25	54	54
Catalent Pharma Solutions, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 3.250%, 5/18/26	213	212
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	313	310
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 3.500%, 10/27/22	560	559
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.004%, 6/11/25	374	371
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.897%, 11/17/25	435	434
		2,126

Housing—0.1%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	51	51
LBM Acquisition LLC
(3 month LIBOR + 3.750%) 0.000%, 12/8/27(7)	7	7
	Par Value	Value

Housing—continued
First Lien (3 month LIBOR + 3.750%) 0.000%, 12/17/27(7)	$30	$30
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.145%, 11/21/24	527	524
		612

Information Technology—0.2%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.000%) 4.000%, 9/19/24	214	214
Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	57	57
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.397%, 10/2/25	622	619
Sophia LP (3 month LIBOR + 3.750%) 4.500%, 10/7/27	545	545
Ultimate Software Group, Inc. (The) 2020 (3 month LIBOR + 4.000%) 4.750%, 5/4/26	174	175
		1,610

Manufacturing—0.1%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27	220	220
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.897%, 3/1/27	40	40
Ingersoll-Rand Services Co. 2020, Tranche B-1 (3 month LIBOR + 1.750%) 1.897%, 3/1/27	44	44
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	259	253
		557

Media / Telecom - Broadcasting—0.0%
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.750%) 2.905%, 9/18/26	311	308
Media / Telecom - Cable/Wireless Video—0.0%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.409%, 1/15/26	420	413
Radiate Holdco LLC Tranche B (1 month LIBOR + 3.500%) 4.250%, 9/25/26	61	61
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(7)	70	70
		544

Media / Telecom - Diversified Media—0.0%
Newco Financing Partnership Tranche AV1 (3 month LIBOR + 3.500%) 3.673%, 1/31/29	170	170

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Diversified Media—continued
UPC Financing Partnership Tranche AV (3 month LIBOR + 3.500%) 3.677%, 1/31/29	$170	$170
		340

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.397%, 3/15/27	153	152
Consolidated Communications, Inc. (1 month LIBOR + 4.750%) 5.750%, 10/2/27	145	145
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.147%, 3/9/27	312	309
		606

Media / Telecom - Wireless Communications—0.1%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.900%, 4/11/25	624	616
Retail—0.1%
Harbor Freight Tools USA, Inc. 2020 (1 month LIBOR + 3.250%) 4.000%, 10/19/27	615	614
Service—0.2%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.750%) 3.898%, 2/6/26	741	741
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.397%, 12/31/25	631	620
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	288	282
		1,643

Transportation - Automotive—0.0%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	300	279
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.660%, 11/6/24	226	226
		505

Utility—0.1%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 3.500%, 4/14/25	211	210
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	625	623
	Par Value	Value

Utility—continued
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.400%, 4/5/26	$448	$443
		1,276

Total Leveraged Loans (Identified Cost $18,401)		18,452

	Shares
Preferred Stocks—0.5%
Financials—0.4%
Discover Financial Services Series D, 6.125%	175(8)	198
Fifth Third Bancorp Series L, 4.500%	602(8)	640
JPMorgan Chase & Co. Series HH, 4.600%	304(8)	314
KeyCorp Series D, 5.000%	440(8)	477
MetLife, Inc. Series D, 5.875%	277(8)	317
PNC Financial Services Group, Inc. (The) Series S, 5.000%	715(8)	781
Truist Financial Corp. Series Q, 5.100%	680(8)	777
Zions Bancorp NA, 6.950%	6,400	178
		3,682

Industrials—0.1%
General Electric Co. Series D, 5.000%	725(8)	672
Total Preferred Stocks (Identified Cost $4,019)		4,354

Common Stocks—66.5%
Communication Services—10.4%
Activision Blizzard, Inc.	69,470	6,450
Adevinta ASA(9)	317,505	5,332
Ascential plc(9)	815,121	4,280
Auto Trader Group plc	579,705	4,725
Clear Channel Outdoor Holdings, Inc.(9)	1,381	2
CTS Eventim AG & Co. KGaA(9)	54,149	3,599
Facebook, Inc. Class A(9)	91,875	25,097
Karnov Group AB	505,494	3,656
MarkLines Co., Ltd.	91,700	2,331
Netflix, Inc.(9)	31,110	16,822
New Work SE	9,191	3,144
Rightmove plc(9)	631,474	5,620
Tencent Holdings Ltd. ADR	197,150	14,173
Tongdao Liepin Group(9)	735,044	1,771
Yandex N.V. Class A(9)	46,447	3,232
		100,234

Consumer Discretionary—13.7%
Airbnb, Inc. Class A(9)	12,534	1,840
Alibaba Group Holding Ltd. Sponsored ADR(9)	89,043	20,723
Allegro.eu SA(9)	75,119	1,703
Amazon.com, Inc.(9)	12,703	41,373
Home Depot, Inc. (The)	21,880	5,812
Las Vegas Sands Corp.	111,600	6,651
Marriott International, Inc. Class A	38,590	5,091
Max Stock Ltd.(9)	556,956	2,470
MercadoLibre, Inc.(9)	8,350	13,988
Mercari, Inc.(9)	71,500	3,168

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
NIKE, Inc. Class B	94,570	$13,379
Ross Stores, Inc.	61,210	7,517
Trip.com Group Ltd. ADR(9)	89,570	3,021
Union Auction PCL	8,586,700	2,837
Vasta Platform Ltd.(9)	215,022	3,118
		132,691

Consumer Staples—2.6%
Estee Lauder Cos., Inc. (The) Class A	18,877	5,025
Heineken Malaysia Bhd	237,500	1,359
McCormick & Co., Inc.	48,630	4,649
Monster Beverage Corp.(9)	76,080	7,036
Procter & Gamble Co. (The)	50,740	7,060
		25,129

Energy—0.4%
Frontera Energy Corp.	1,798	5
Pason Systems, Inc.	557,481	3,451
		3,456

Financials—4.6%
Bank of America Corp.	301,170	9,128
CME Group, Inc. Class A	21,770	3,963
Gruppo Mutuionline SpA	133,388	5,679
MarketAxess Holdings, Inc.	16,990	9,694
Mortgage Advice Bureau Holdings Ltd.	257,633	3,051
Nordnet AB publ(9)	146,552	2,300
Progressive Corp. (The)	31,710	3,135
Sabre Insurance Group plc	624,849	2,363
VNV Global AB(9)	361,041	5,134
		44,447

Health Care—3.1%
Danaher Corp.	41,620	9,245
Haw Par Corp., Ltd.	404,700	3,276
HealthEquity, Inc.(9)	46,960	3,274
Nakanishi, Inc.	80,900	1,775
Zoetis, Inc. Class A	74,900	12,396
		29,966

Industrials—9.9%
BTS Group AB Class B	109,482	2,888
CAE, Inc.	179,151	4,964
CoStar Group, Inc.(9)	11,850	10,953
CTT Systems AB	101,947	1,886
DSV PANALPINA A/S	8,179	1,369
Enento Group Oyj	116,143	4,767
Equifax, Inc.	21,930	4,229
Fair Isaac Corp.(9)	12,520	6,398
Haitian International Holdings Ltd.	751,000	2,596
HeadHunter Group plc ADR	280,141	8,474
Kansas City Southern	35,710	7,290
Knorr-Bremse AG	11,004	1,501
Marel HF	546,246	3,350
MTU Aero Engines AG	8,858	2,309
Roper Technologies, Inc.	19,330	8,333
Rotork plc	430,877	1,874
S-1 Corp.	36,915	2,889
Simplybiz Group plc (The)	1,691,074	4,168
	Shares	Value

Industrials—continued
Uber Technologies, Inc.(9)	198,260	$10,111
Voltronic Power Technology Corp.	128,894	5,138
		95,487

Information Technology—20.8%
Accenture plc Class A	27,930	7,296
Admicom Oyj	11,333	1,869
Alten SA(9)	34,949	3,956
Amphenol Corp. Class A	86,290	11,284
Avalara, Inc.(9)	99,120	16,344
Bill.com Holdings, Inc.(9)	203,116	27,725
Bouvet ASA	42,953	3,557
Brockhaus Capital Management AG(9)	45,714	1,717
Duck Creek Technologies, Inc.(9)(10)(11)	227,527	9,852
FDM Group Holdings plc	173,514	2,667
Fortnox AB	37,524	2,109
Mintra Holding AS(9)	2,632,595	2,333
NVIDIA Corp.	39,829	20,799
Paycom Software, Inc.(9)	47,980	21,699
SimCorp A/S	20,794	3,091
Snowflake, Inc. Class A(9)	15,624	4,397
Trade Desk, Inc. (The) Class A(9)	31,450	25,191
Visa, Inc. Class A	87,330	19,102
Webcash Corp.	45,008	2,967
Webstep AS	282,917	732
Workday, Inc. Class A(9)	49,470	11,853
		200,540

Materials—1.0%
Corp. Moctezuma SAB de C.V.	620,531	1,809
Ecolab, Inc.	38,680	8,369
		10,178

Total Common Stocks (Identified Cost $317,059)		642,128

Exchange-Traded Funds—0.2%
iShares iBoxx High Yield Corporate Bond ETF(12)	12,464	1,088
iShares JP Morgan USD Emerging Markets Bond ETF(12)	8,399	974
Total Exchange-Traded Funds (Identified Cost $2,045)		2,062

Warrant—0.0%
Financials—0.0%
VNV Global AB(9)	88,478	231
Total Warrant (Identified Cost $—)		231

Total Long-Term Investments—97.7% (Identified Cost $604,504)		943,295

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
	Shares	Value

Short-Term Investment—1.7%
Money Market Mutual Fund—1.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)	16,959,603	$16,960
Total Short-Term Investment (Identified Cost $16,960)		16,960

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(12)(13)	806,050	806
Total Securities Lending Collateral (Identified Cost $806)		806

TOTAL INVESTMENTS—99.5% (Identified Cost $622,270)		$961,061
Other assets and liabilities, net—0.5%		4,635
NET ASSETS—100.0%		$965,696

Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
WaMu	Washington Mutual

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to a value of $135,311 or 14.0% of net assets.
(3)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(4)	Variable rate security. Rate disclosed is as of December 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	Amount is less than $500.
(7)	This loan will settle after December 31, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(8)	Value shown as par value.
(9)	Non-income producing.
(10)	All or a portion of the security is restricted.
(11)	All or a portion of security is on loan.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	76%
China	4
United Kingdom	3
Sweden	2
Brazil	2
Canada	2
Norway	1
Other	10
Total	100%
† % of total investments as of December 31, 2020.

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$30,684	$—	$30,684
Corporate Bonds and Notes	115,185	—	115,185
Foreign Government Securities	5,527	—	5,527
Leveraged Loans	18,452	—	18,452
Mortgage-Backed Securities	73,699	—	73,699
Municipal Bonds	6,143	—	6,143
U.S. Government Securities	44,830	—	44,830
Equity Securities:
Common Stocks	642,128	642,128	—
Preferred Stocks	4,354	178	4,176
Warrant	231	231	—
Securities Lending Collateral	806	806	—
Exchange-Traded Funds	2,062	2,062	—
Money Market Mutual Fund	16,960	16,960	—
Total Investments	$961,061	$662,365	$298,696
There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.

TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.